ISSUED CAPITAL - Common Stock (Details) - Ordinary shares - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.001
Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667
Shares held by a subsidiary of the Company (in shares)	120,345,733	83,706,608
Issued shares, including 120,345,733 (2024: 83,706,608) shares held by a subsidiary of the Company	1,849,190,667	1,849,190,667